Intangible assets	12 Months Ended
Dec. 31, 2017
Disclosure of detailed information about intangible assets [abstract]
Intangible assets
Intangible assets

	IP R&D	Computer software	Patents	Total
	£'000s	£'000s	£'000s	£'000s
Cost
At January 1, 2016	1,469	25	482	1,976
Additions	—	5	110	115
Disposals	—	(24)	—	(24)
At December 31, 2016	1,469	6	592	2,067
Accumulated amortization
At January 1, 2016	—	24	138	162
Charge for year	—	1	51	52
Disposals	—	(24)	—	(24)
At December 31, 2016	—	1	189	190
Net book value
At December 31, 2016	1,469	5	403	1,877

	IP R&D	Computer software	Patents	Total
	£'000s	£'000s	£'000s	£'000s
Cost
At January 1, 2017	1,469	6	592	2,067
Additions	—	5	203	208
Disposals	—	—	(68)	(68)
At December 31, 2017	1,469	11	727	2,207
Accumulated amortization
At January 1, 2017	—	1	189	190
Charge for year	—	5	111	116
Disposals	—	—	(68)	(68)
At December 31, 2017	—	6	232	238
Net book value
At December 31, 2017	1,469	5	495	1,969

Intangible assets comprise patents, computer software and an IP R&D asset that arose on the acquisition of Rhinopharma and investment in patents to protect RPL554.
IP R&D is currently not amortized and is reviewed for impairment on an annual basis or where there is an indication that the assets might be impaired until the asset is brought into use.
Patents are amortized over a period of ten years and are regularly reviewed for impairment to ensure the carrying amount exceeds the recoverable amount in accordance with note 2.8.
Recognizing that the Company is still in its pre-revenue phase and that the research projects are not yet ready for commercial use, the Company assesses the recoverable amount of the CGU containing the IP R&D with reference to the Company's market capitalization as of December 31, 2017, the date of testing of goodwill impairment. The market capitalization of the Company was approximately £109.7 million as of December 31, 2017, (2016: £80.0 million) compared to the Company's net assets of £79.9 million (2016: £34.5 million). Therefore, no impairment was recognized.